UPDATING SUMMARY PROSPECTUS SUPPLEMENT

October 6, 2021

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITY (C Share)

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Updating Summary Prospectus dated May 1, 2021, as amended on September 15, 2021 for The Guardian Investor ProFreedom Variable Annuity (C Share), variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Updating Summary Prospectus.

At a meeting of the Board of Directors of Ivy Variable Insurance Portfolios held on September 13, 2021, the Board approved the liquidation and termination (the “Liquidation”) of the Delaware Ivy Global Bond Fund (the “Portfolio”). The Portfolio expects to make liquidating distributions on or shortly after November 15, 2021 and will convert its assets to cash shortly before this date (the “Liquidation Date”). The Portfolio will be available for purchase (including reinvested dividends or capital gains) until five (5) business days before the Liquidation Date. Effective as of the close of business on the Liquidation Date, the Portfolio will no longer be an available investment option under your contract.

Prior to the Liquidation Date, you may change your premium payment allocations instructions and transfer your allocations of contract value to any other available variable investment options offered under the terms of your contract. Any contract value in the Contract that is allocated to the Portfolio at the close of business on the Liquidation Date will be transferred to the Fidelity VIP Government Money Market Portfolio (Service Class 2). For 30 days following the Liquidation Date, you may transfer a portion or the entire amount of any of your accumulation value transferred to Fidelity VIP Government Money Market Portfolio (Service Class 2) to any other available variable investment options free of charge. Transfers made due to the closure and liquidation of the Portfolio will not be counted with regard to the maximum number of free transfers and the limits on the number of transfers under your contract.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

To obtain a copy of the prospectus for the Fidelity VIP Government Money Market Portfolio (Service Class 2) or any of the underlying funds for the variable investment options, please contact our Customer Service Office at the number listed above.

You will not incur any fees or charges or any tax liability because of the liquidation. After the liquidation you will receive a confirmation showing the transfer of accumulation value from the subaccount that invests in the Portfolio to the subaccount that invests in the Fidelity VIP Government Money Market Portfolio (Service Class 2).

Further, on and after the Liquidation Date, certain administrative programs will be impacted. Specifically:

Dollar Cost Averaging (DCA): If you are enrolled in a DCA program that includes the Portfolio, you may terminate your current allocation instructions and provide new allocation instructions at any time prior to the Liquidation Date. If you do not provide new allocation instructions, your enrollment will automatically be updated to replace the Portfolio with the Fidelity VIP Government Money Market Portfolio (Service Class 2) on the Liquidation Date.

Portfolio Rebalancing: If you are enrolled in Portfolio Rebalancing that includes the Portfolio, you may terminate your current instructions and provide new allocation instructions prior to the Liquidation Date. Unless you provide new instructions, amounts transferred pursuant to your current rebalancing instructions will continue to be transferred to the Portfolio until the Liquidation Date. If you do not provide new allocation instructions, your Portfolio Rebalancing will automatically be updated to replace the Portfolio with the Fidelity VIP Government Money Market Portfolio (Service Class 2) on the Liquidation Date.

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Premium Allocation Instructions: If you have premium allocation instructions on file that include the Portfolio, you may change those allocation instructions by providing new allocation instructions at any time. Unless you provide new instructions, amounts allocated pursuant to your current allocation instructions will continue to be allocated to the Portfolio until the Liquidation Date. If you do not provide new allocation instructions, your premium allocation instructions will automatically be updated to replace the Portfolio with the Fidelity VIP Government Money Market Portfolio (Service Class 2) on the Liquidation Date.

You may provide new allocation instructions for DCA, portfolio rebalancing or premium payments at any time while your Contract is in-force.

Appendix A of the Updating Summary Prospectus is replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/ProFreedomB/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.06%	4.86%	5.76%	N/A
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	-25.12%	0.40%	N/A
To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS/Red Rocks Global Opportunty (Class III)(1) ALPS Advisors, Inc. Red Rocks Capital LLC	2.38%	9.25%	12.51%	N/A
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.34%
Long-term capital growth with income as a secondary objective.	American Century VP Mid Cap Value Fund (Class II) American Century Investment Management, Inc.	1.00%	1.11%	9.20%	10.28%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	12.16%	10.31%	9.74%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) formerly American Funds Insurance Series® Bond Fund (Class 4) Capital Research and Management Company	0.71%	9.38%	4.66%	3.72%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) formerly American Funds Insurance Series® Global Growth and Income Fund (Class 4) Capital Research and Management Company	0.93%	8.55%	11.48%	9.37%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	1.06%	30.17%	15.96%	12.67%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.86%	51.71%	22.44%	16.63%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.80%	13.25%	13.65%	12.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.73%	9.48%	3.42%	2.94%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
The fund seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.18%	5.32%	4.17%	2.36%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)(2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.89%	68.23%	28.92%	21.53%
Seeks capital appreciation with current income as a secondary goal.	Franklin Growth And Income VIP Fund (Class 2 Shares)(4) Franklin Advisers, Inc.	0.84%	5.52%	10.35%	10.18%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Capital Management LLC	1.10%	19.15%	N/A	N/A

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP(5) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Long Short Equity(1) Guggenheim Investments	1.86%	4.93%	2.19%	2.89%
Seeks long-term capital appreciation.	Guggenheim VT Multi-Hedge Strategies(1) Guggenheim Investments	1.73%	7.39%	2.01%	2.38%
The Fund seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund (Series II)(4) Invesco Advisers, Inc.	1.25%	21.04%	8.92%	7.57%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.05%	9.99%	7.62%	6.12%
To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Delaware Ivy Global Bond Fund Class II(6) formerly Ivy VIP Global Bond Class II Ivy Investment Management Company	0.65%	8.15%	5.68%	3.37%
To seek to provide total return through a combination of high current income and capital appreciation.	Ivy VIP High Income Class II Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares)(1) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Capital Management LLC	0.99%	50.73%	29.44%	19.87%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	0.81%	6.67%	N/A
The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Westchester Capital Management, LLC	1.40%	7.38%	5.11%	3.31%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	MFS® International Intrinsic Value Portfolio (Service Class)(4) Massachusetts Financial Services Company	1.15%	20.21%	12.42%	10.87%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited	1.30%	14.36%	10.18%	2.98%
The Fund seeks both capital appreciation and current income.	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II) Morgan Stanley Investment Management Inc.	0.87%	-1.43%	8.48%	9.17%
The Portfolio seeks total return which exceeds that of its benchmark.	PIMCO Balanced Allocation Portfolio (Advisor Class)(3) PIMCO	0.98%	10.96%	8.36%	N/A
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.12%	4.70%	3.99%	N/A
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	0.90%	8.42%	4.71%	4.38%
Seeks positive total return.	Putnam VT Multi-Asset Absolute Return Fund IB(1) Putnam Investment Management, LLC. Putnam Investments Limited	1.19%	-7.38%	-0.55%	N/A
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC QS Investors, LLC Western Asset Management Company	1.26%	-8.31%	2.16%	N/A

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Fund seeks long term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.19%	29.27%	13.77%	19.87%
Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund(Service Class) formerly VanEck VIP Global Hard Assets Fund (Service Class) Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	-1.55%	5.83%	8.78%
(1)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(2)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

(3)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions to the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(4)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(5)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract.
(6)	On or about November 15, 2021, this Fund will be liquidated and will be no longer available as a variable investment option under the Contract.

Except as set forth herein, all other provisions of the prospectus shall remain unchanged.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

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